Unaudited Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current assets
Cash and cash equivalents		$ 2,071,983	$ 5,024
Prepaid expenses and other assets, net		117,703	14,126
Deferred offering cost			12,466
XAUt		77,960,693
Crypto assets held		133
Total current assets		80,150,512	31,616
Non-current assets
Deferred offering cost		400,573
Total non-current assets		77,927,465
Total assets		158,077,977	31,616
Current liabilities
Other payables and accrued liabilities		1,210,372	321,611
Total current liabilities		1,337,294	323,275
Non-current liabilities
Loan payables due to related party		41,200,878
Total non-current liabilities		41,200,878
Total liabilities		42,538,172	323,275
Shareholders’ equity
Ordinary share ($0.00625 par value, 144,000,000 Class A shares, 16,000,000 Class B shares authorized as of March 31, 2026 and September 30, 2025; 19,361,639 Class A and 15,251,516 Class B shares issued and outstanding as of March 31, 2026 and 7,034,662 Class A and 840,403 Class B shares issued and outstanding as of September 30, 2025)	[1]	216,332	49,219
Additional paid in capital		123,703,440	25,152,572
Accumulated deficit		(8,766,713)	(25,420,019)
Accumulated other comprehensive income (loss)		386,746	(73,431)
Total shareholders’ equity (deficit)		115,539,805	(291,659)
Total liabilities and shareholders’ equity (deficit)		158,077,977	31,616
Related Party
Non-current assets
XAUt collateral receivable from related party		77,526,892
Current liabilities
Amounts due to related parties		$ 126,922	$ 1,664

[1]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.